Employee benefits expense (Tables)	12 Months Ended
Mar. 31, 2022
Classes of employee benefits expense [abstract]
summary of Employee benefits expense

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Salaries, wages and bonus	785	949	1,840	24
Contribution to provident and other funds	37	50	88	1
Share based payments (refer Note 42)	72	203	2,410	32
Gratuity expense (refer Note 40)	13	15	31	0
Staff welfare expenses	44	42	132	2
Total	951	1,259	4,501	59